Non Current Liabilities - US Warrant Liability - Summary of Fair Value of Warrants (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Current debt instruments issued	$ 1,104,878	$ 0
Non-current debt instruments issued	0	960,763
Convertible Note Liability	$ 1,104,878	$ 960,763